Prepaid Expenses and Other Current Assets (Tables)	3 Months Ended
Mar. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	The table below presents details on prepaid expenses and other current assets:

	March 31, 2022	December 31, 2021
Prepaid insurance	$3,347	$4,265
Prepaid expenses	2,386	2,217
Pre-contract costs 1	868	546

Total prepaid expenses and other current assets	$6,601	$7,028

1
Costs incurred to fulfill a contract in advance of the contract being awarded are included in prepaid expenses and other current assets if we determine that those costs relate directly to a contract or to an anticipated contract that we can specifically identify and contract award is probable, the costs generate or enhance resources that will be used in satisfying performance obligations, and the costs are recoverable (referred to as pre-contract
costs).